Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000256472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(3.67%)	(2.32%)	0.99%
C000256470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	(3.20%)	(2.62%)	0.45%
C000256471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	(1.11%)	(1.59%)	1.49%
C000256517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	23.52%	15.21%	15.88%
C000256515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.51%	15.21%	15.78%
C000256516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	22.67%	14.37%	15.07%
C000256518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	21.21%	13.97%	14.66%
C000256514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	16.11%	13.52%	14.88%
C000256520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	10.13%	9.11%	11.73%
C000256522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	14.96%	9.54%	11.50%
C000256521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	17.22%	10.75%	12.67%
C000256519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	17.11%	10.65%	12.65%
Without Sales Load [Member] | C000256472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(1.46%)	(1.88%)	1.22%
Without Sales Load [Member] | C000256470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	(2.26%)	(2.62%)	0.45%
Without Sales Load [Member] | C000256518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	22.21%	13.97%	14.66%
Without Sales Load [Member] | C000256514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	23.19%	14.88%	15.57%
Without Sales Load [Member] | C000256520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.85%	10.41%	12.39%
Without Sales Load [Member] | C000256522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	15.96%	9.54%	11.50%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%